Related parties’ transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related parties’ transactions [Abstract]
Schedule of Balance with Related Parties

The Group had the following balances with related parties consisted of the following:

Names of the related parties	Relationship with the Company
Shenzhen Fanhuo Life Science Co., Ltd (“Shenzhen Feellife”)	Affiliate directly controlled by Principal shareholder of the Company
Shenzhen LFS Nebulizer Medical Co., Ltd. (“Shenzhen LFS”)	Affiliate directly controlled by Principal shareholder of the Company
Feel Life Co., Ltd (“Feel Life”)	Affiliate controlled by Shenzhen LFS
Cpresso, LLC (“Cpresso”)	Controlled by Shenzhen LFS
FGP Group Inc. (“FGP”)	Controlled by Shenzhen LFS
Vplus Health Inc. (“Vplus”)	Controlled by Shenzhen LFS
Hooloo Lab Inc. (“Hooloo”)	Controlled by CEO of the Group
FL GLOBE LTD (“FL GLOBE”)	Controlled by CEO of the Group
Joincare Healthcare Technology Ltd(“Joincare”)	Controlled by FL MEDICAL
IOTA.INC(“IOTA”)	Controlled by CEO of the Group
FEELLIFE HOLDING LTD (“FEELLIFE HOLDING”)	Controlled by FL MEDICAL
Shenzhen Huacheng General Quality Inspection Co., Ltd (“Shenzhen Huacheng”)	Controlled by CEO of PAPA Health

The Group had the following balances with related parties consisted of the following:

Names of the related parties	Relationship with the Company
Shenzhen Fanhuo Life Science Co., Ltd (“Shenzhen Feellife”)	Affiliate directly controlled by Principal shareholder of the Company
Shenzhen LFS Nebulizer Medical Co., Ltd. (“Shenzhen LFS”)	Affiliate directly controlled by Principal shareholder of the Company
Feel Life Co., Ltd (“Feel Life”)	Affiliate controlled by Shenzhen LFS
Cpresso, LLC (“Cpresso”)	Controlled by Shenzhen LFS
FGP Group Inc. (“FGP”)	Controlled by Shenzhen LFS
Vplus Health Inc. (“Vplus”)	Controlled by Shenzhen LFS
Hooloo Lab Inc. (“Hooloo”)	Controlled by CEO of the Group
FL GLOBE LTD (“FL GLOBE”)	Controlled by CEO of the Group
Joincare Healthcare Technology Ltd(“Joincare”)	Controlled by FL MEDICAL
IOTA.INC (“IOTA”)	Controlled by CEO of the Group
FEELLIFE HOLDING LTD(“FEELLIFE HOLDING”)	Controlled by FL MEDICAL

Schedule of Amount Due to Related Party

(a) Amounts due from a related party

	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Cpresso, LLC(i)	$11,000	$11,000

(i)      Amounts due from Cpresso, LLC was rental deposit.

(b) Amounts due to related parties

	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Shenzhen Feellife(1)	$3,884,798	$4,826,976

(1)      As of September 30, 2025 and December 31, 2024, amounts due to Shenzhen Feellife included payables for the purchase of consumable Hemp cannabinoid E-vapors, packaging materials, and mould equipment from Shenzhen Feellife. Additionally, the Group transferred net amounts due from twelve related parties, namely FGP, Cpresso, Vplus, Shenzhen LFS, Feel Life, Hooloo, FL MEDICAL, FL GLOBE, Joincare, IOTA, FEELLIFE HOLDING and Shenzhen Huacheng totaling US$908,723, for the nine months ended September 30, 2025 and US$374,951 for the year ended on December 31, 2024 to Shenzhen Feellife based on the Debit Waiver Agreement dated April 1, 2024, respectively:

(a) Amounts due from a related party

	As of December 31,
	2024	2023
Cpresso, LLC(i)	$11,000	$11,000

(i)      Amounts due from Cpresso, LLC was rental deposit.

(b) Amounts due to related parties

	As of December 31,
	2024	2023
Shenzhen Feellife*	$4,826,976	$4,573,213

*        As of December 31, 2024 and 2023, amounts due to Shenzhen Feellife included payables for the purchase of consumable E-vapors, packaging materials, and mould equipment from Shenzhen Feellife. Additionally, the Group transferred net amounts due from eleven related parties, namely FGP, Cpresso, Vplus, Shenzhen LFS, Feel Life and Hooloo, FL MEDICAL, FL GLOBE, Joincare, LIFE SCIENCE, FEELLIFE HOLDING totaling $374,951 for the year ended December 31, 2024 and $548,009 for the year ended December 31, 2023 to Shenzhen Feellife based on the Debit Waiver Agreement dated April 1, 2024, respectively:

Schedule of Related Party Transactions

(c) Related parties’ transaction

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
	(Unaudited)		(Unaudited)
Revenue generated from related parties
Shenzhen Feellife	$11,428	$—	$15,677	$7,566

Purchase from related parties
Shenzhen Feellife	$947,818	$456,756	$2,271,778	$1,833,502

Service expenses
Shenzhen Feellife(i)	$522,491	$617,803	$1,891,259	$1,526,746

Rental expenses
Cpresso, LLC	$113,250	$24,000	$339,750	$72,000

(i)      On January 1, 2022, PAPA Health entered into a four-year business process outsourcing service agreement (“the Agreement”) with Shenzhen Feellife, pursuant to which Shenzhen Feellife was entitled to provide the business process outsourcing services including but not limited to product technology research and development, marketing, production management, etc. for PAPA Health’s business operation purpose. Pursuant to the Agreement, the service expense is calculated based on the actual salary, social security and other labor cost incurred by the staff arranged by Shenzhen Feellife and confirmed by PAPA Health, and the payment is settled quarterly by PAPA Health.

(c) Related parties’ transaction

	For the years ended December 31,
	2024	2023
Revenue generated from related parties
Shenzhen Feellife	$12,621	$15,837
	$12,621	$15,837

Sale of fixed assets to related parties
Shenzhen Feellife	$—	$95,173
	$—	$95,173

Purchase from related parties
Shenzhen Feellife	$4,186,353	$2,380,350
	$4,186,353	$2,380,350
	For the years ended December 31,
	2024	2023
Service expenses
Shenzhen Feellife(i)	$2,240,245	$1,624,431
	$2,240,245	$1,624,431

Rental expenses
Cpresso, LLC	$96,000	$96,000
	$96,000	$96,000

(i)      On January 1, 2022, PAPA Health entered into a four-year business process outsourcing service agreement (“the Agreement”) with Shenzhen Feellife, pursuant to which Shenzhen Feellife was entitled to provide the business process outsourcing services including but not limited to product technology research and development, marketing, production management, etc. for PAPA Health’s business operation purpose. Pursuant to the Agreement, the service expense is calculated based on the actual salary, social security and other labor cost incurred by the staff arranged by Shenzhen Feellife and confirmed by PAPA Health, and the payment is settled quarterly by PAPA Health.